Revolving Line of Credit; Interest Expense; Maturities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revolving Line Of Credit Interest Expense Maturities
Schedule of Recognized Interest Expense

The Company recognized aggregate interest expense for the three months ended March 31, 2024 and 2023 respectively, as follows:

	March 31, 2024	March 31, 2023
Interest on convertible notes payable, related parties	$-	$2,192
Interest on convertible notes payable	-	80,761
Interest on notes payable	598	84,739
Interest on notes payable, related parties	13,480	-
Amortization of debt discounts on related party notes	12,632	-
Amortization of debt discounts on related party notes, warrants	2,034	-
Interest on revolving line of credit	-	4,946
Interest on credit cards	-	807
Total interest expense	$28,744	$173,445

The Company recognized interest expense as follows for the years ended December 31, 2023, and 2022, respectively:

	December 31,
	2023	2022
Interest on convertible notes payable, related parties	$3,696	$6,999
Interest on convertible notes payable	138,316	211,803
Interest on notes payable	214,430	346,378
Amortization of debt discounts, convertible notes payable	-	101,500
Amortization of debt discounts, warrants, convertible notes payable	-	14,050
Amortization of debt discounts, notes payable	20,000	83,297
Amended warrants	-	377,200
Amortization of debt discounts, warrants, notes payable	46,090	39,661
Amortization of debt discounts on convertible notes payable, related parties, derivatives	-	19,004
Amortization of debt discounts on convertible notes payable, derivatives	-	1,028,509
Interest on revolving line of credit	8,251	19,886
Finance charge on letter of credit	2,082	-
Interest on credit cards	2,406	2,606
Total interest expense	$435,271	$2,250,893

Schedule of Maturities of Notes Payable

The aggregate amounts of maturities of notes payable during each of the five years following the balance sheet date and thereafter, including amounts due within one year and classified as current, are as follows:

Fiscal Year Ending	Note Payable Maturities
December 31,	EIDL	Hinman	Total
2024	$-	$200,000	$200,000
2025	-	-	-
2026	-	-	-
2027	83	-	83
2028 and thereafter	34,417	-	34,417
	$34,500	$200,000	$234,500
Less effects of discounting	-	-	-
Total notes payable	$34,500	$200,000	$234,500